Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating Expenses
Advertising, marketing & investor relations	$ 161,594	$ 175,325	$ 710,175	$ 579,507	$ 774,400	$ 0	$ 0
Audit & accounting	36,976	4,457	141,176	45,938	71,340	0	0
Consulting fees	59,504	901,190	140,498	1,167,543	1,358,070	807,385	4,252,800
Insurance	30,018	22,287	90,022	52,060	75,425	0	0
Legal fees	761,752	500,028	1,260,798	1,064,453	1,478,766	33,966	14,192
Meals & travel	118,155	102,098	245,825	209,150	272,338	22,860	376
Office & general	30,369	45,466	83,133	163,762	166,282	8,137	482
Professional fees					14,136	0	0
Research & development	1,291,605	1,191,806	2,664,063	3,196,346	4,500,073	171,781	4,250,000
Transfer agent & regulatory	35,635	17,242	84,587	76,215	104,214	0	0
Wages and salaries	315,049	132,119	981,827	684,375	993,400	23,155	0
Loss from operations	(2,840,657)	(3,092,018)	(6,402,104)	(7,239,349)	(9,808,444)	(1,067,284)	(8,517,850)
Other items
Interest and accretion expense	(26,108)	0	(26,108)	(176,488)	(176,488)	0	0
Interest and other income	122,101	9,415	149,849	20,036	20,074	0	0
Change in fair value of derivative liability	(293,698)	(76,536)	2,113,391	(670,790)	(739,375)	0	0
Foreign exchange	337,593	680,578	845,146	267,950	865,916	0	0
Gain on extinguishment of debt	268,334	0	268,334	0
Total other items	408,222	613,457	3,350,612	(559,292)	(29,873)	0	0
Net loss for the period	(2,432,435)	(2,478,561)	(3,051,492)	(7,798,641)	(9,838,317)	(1,067,284)	(8,517,850)
Other comprehensive income (loss)
Translation adjustments	(363,796)	(707,875)	(890,689)	(395,030)	(971,640)	0	0
Comprehensive loss for the period	$ (2,796,231)	$ (3,186,436)	$ (3,942,181)	$ (8,193,671)	$ (10,809,957)	$ (1,067,284)	$ (8,517,850)
Net loss per share
Basic	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.14)
Diluted	$ (0.04)	$ (0.04)	$ (0.06)	$ (0.14)
Weighted average shares outstanding
Basic	64,958,069	63,104,788	64,646,096	55,066,317
Diluted	64,958,069	63,104,788	65,180,918	55,066,317
Basic and diluted loss per common stock					$ (0.17)	$ (0.03)	$ (0.27)
Weighted average number of common stock outstanding - basic & diluted					57,048,406	32,070,052	32,070,052